Summary of Carrying Amounts of Other Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Other Investment Not Readily Marketable [Line Items]
Time deposits and certificates of deposits (due over 3 months)	¥ 160,796	¥ 201,879
Non-marketable equity securities	15,393	15,376
Long-term loans	77	147
Total	¥ 176,266	¥ 217,402